Quarterly Holdings Report
for
Fidelity Advisor® Series Equity Growth Fund
August 31, 2023
AXM1-NPRT3-1023
1.9860271.109
Common Stocks - 99.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 10.1%
Entertainment - 4.7%
Netflix, Inc. (a)	41,223	17,877,591
Universal Music Group NV	731,101	18,126,314
Warner Music Group Corp. Class A	357,822	11,915,473
		47,919,378
Interactive Media & Services - 5.4%
Alphabet, Inc. Class A (a)	399,257	54,366,826
Epic Games, Inc. (a)(b)(c)	805	501,322
		54,868,148
Media - 0.0%
Innovid Corp. (a)	2,013	2,315
TOTAL COMMUNICATION SERVICES		102,789,841
CONSUMER DISCRETIONARY - 11.2%
Automobiles - 0.9%
BYD Co. Ltd. (H Shares)	136,592	4,290,447
Ferrari NV	14,041	4,461,387
		8,751,834
Broadline Retail - 4.8%
Amazon.com, Inc. (a)	279,346	38,552,541
Dollarama, Inc.	7,760	503,148
MercadoLibre, Inc. (a)	7,020	9,633,967
		48,689,656
Hotels, Restaurants & Leisure - 2.3%
Airbnb, Inc. Class A (a)	55,869	7,349,567
Booking Holdings, Inc. (a)	1,969	6,113,804
Flutter Entertainment PLC (a)	46,045	8,405,325
Kura Sushi U.S.A., Inc. Class A (a)	15,370	1,342,877
		23,211,573
Specialty Retail - 2.0%
Five Below, Inc. (a)	37,661	6,476,186
Floor & Decor Holdings, Inc. Class A (a)	30,800	3,070,760
TJX Companies, Inc.	120,367	11,131,540
		20,678,486
Textiles, Apparel & Luxury Goods - 1.2%
Compagnie Financiere Richemont SA Series A	1,305	185,103
LVMH Moet Hennessy Louis Vuitton SE	6,986	5,907,764
On Holding AG (a)	2,600	74,958
Samsonite International SA (a)(d)	1,722,498	5,765,564
		11,933,389
TOTAL CONSUMER DISCRETIONARY		113,264,938
CONSUMER STAPLES - 1.7%
Beverages - 1.3%
Boston Beer Co., Inc. Class A (a)	9,880	3,610,448
Monster Beverage Corp.	160,158	9,194,671
		12,805,119
Personal Care Products - 0.4%
Estee Lauder Companies, Inc. Class A	22,200	3,563,766
Kenvue, Inc.	21,800	502,490
		4,066,256
TOTAL CONSUMER STAPLES		16,871,375
ENERGY - 4.2%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	149,034	5,393,540
Oil, Gas & Consumable Fuels - 3.6%
Cheniere Energy, Inc.	90,900	14,834,880
New Fortress Energy, Inc.	62,527	1,940,838
Range Resources Corp.	181,768	5,885,648
Reliance Industries Ltd.	425,253	12,375,637
Southwestern Energy Co. (a)	244,400	1,657,032
		36,694,035
TOTAL ENERGY		42,087,575
FINANCIALS - 6.0%
Banks - 0.0%
HDFC Bank Ltd. (a)	20,345	385,610
Capital Markets - 1.4%
CME Group, Inc.	68,141	13,810,818
Financial Services - 3.1%
Block, Inc. Class A (a)	150,882	8,698,347
Jio Financial Services Ltd.	432,458	1,220,885
MasterCard, Inc. Class A	45,183	18,644,313
One97 Communications Ltd. (a)	81,848	845,005
Rocket Companies, Inc. (a)(e)	177,554	1,896,277
		31,304,827
Insurance - 1.5%
Arthur J. Gallagher & Co.	36,669	8,451,471
BRP Group, Inc. (a)	86,824	2,308,650
Marsh & McLennan Companies, Inc.	22,583	4,403,459
		15,163,580
TOTAL FINANCIALS		60,664,835
HEALTH CARE - 15.4%
Biotechnology - 6.0%
2seventy bio, Inc. (a)	11,500	59,685
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	220,830	55,208
rights (a)(c)	220,830	24,291
Affimed NV (a)	69,014	37,544
Alnylam Pharmaceuticals, Inc. (a)	34,072	6,740,123
Arcellx, Inc. (a)	6,279	225,039
Beam Therapeutics, Inc. (a)	5,566	129,020
Cytokinetics, Inc. (a)	17,961	627,557
Evelo Biosciences, Inc. (a)(e)	3,050	20,161
Galapagos NV sponsored ADR (a)	56,686	2,147,833
Gamida Cell Ltd. (a)	266,229	314,150
Gamida Cell Ltd. warrants 4/21/28 (a)	59,930	30,059
Genmab A/S (a)	4,100	1,570,855
Hookipa Pharma, Inc. (a)	134,300	87,967
Immunocore Holdings PLC ADR (a)	21,685	1,220,215
Insmed, Inc. (a)	82,346	1,802,554
Legend Biotech Corp. ADR (a)	22,702	1,574,611
Regeneron Pharmaceuticals, Inc. (a)	10,547	8,716,990
Repligen Corp. (a)	22,668	3,942,192
Rubius Therapeutics, Inc. (a)	28,487	499
Seagen, Inc. (a)	42,672	8,793,419
Seres Therapeutics, Inc. (a)	54,600	188,370
Synlogic, Inc. (a)	159,700	78,253
Vertex Pharmaceuticals, Inc. (a)	62,261	21,687,997
Vor Biopharma, Inc. (a)	82,774	206,935
XOMA Corp. (a)	38,307	537,064
		60,818,591
Health Care Equipment & Supplies - 1.6%
Axonics Modulation Technologies, Inc. (a)	16,800	962,640
Boston Scientific Corp. (a)	235,774	12,717,650
Inspire Medical Systems, Inc. (a)	4,700	1,066,336
Insulet Corp. (a)	856	164,104
Penumbra, Inc. (a)	6,727	1,779,292
		16,690,022
Health Care Providers & Services - 2.1%
HealthEquity, Inc. (a)	139,854	9,447,138
Option Care Health, Inc. (a)	7,150	249,035
UnitedHealth Group, Inc.	23,473	11,186,762
		20,882,935
Health Care Technology - 0.2%
Evolent Health, Inc. (b)	53,800	1,303,816
Simulations Plus, Inc. (e)	13,500	600,615
		1,904,431
Life Sciences Tools & Services - 2.6%
Agilent Technologies, Inc.	8,400	1,016,988
Bio-Techne Corp.	32,702	2,563,837
Bruker Corp.	64,516	4,232,250
Charles River Laboratories International, Inc. (a)	15,976	3,304,156
Codexis, Inc. (a)	113,901	198,188
Danaher Corp.	18,851	4,995,515
Sartorius Stedim Biotech	13,183	3,746,716
Thermo Fisher Scientific, Inc.	11,280	6,284,088
		26,341,738
Pharmaceuticals - 2.9%
Aclaris Therapeutics, Inc. (a)	19,672	147,147
AstraZeneca PLC sponsored ADR	79,360	5,382,195
Eli Lilly & Co.	41,898	23,219,872
Nuvation Bio, Inc. (a)	41,625	68,265
Revance Therapeutics, Inc. (a)	67,451	1,189,161
		30,006,640
TOTAL HEALTH CARE		156,644,357
INDUSTRIALS - 13.3%
Aerospace & Defense - 0.3%
Spirit AeroSystems Holdings, Inc. Class A (e)	131,178	2,796,715
Electrical Equipment - 1.5%
Bloom Energy Corp. Class A (a)(e)	9,600	143,904
Eaton Corp. PLC	55,060	12,684,172
Hubbell, Inc. Class B	7,901	2,576,121
		15,404,197
Ground Transportation - 3.6%
Uber Technologies, Inc. (a)	784,276	37,041,355
Industrial Conglomerates - 1.5%
General Electric Co.	130,052	14,885,752
Machinery - 2.1%
Energy Recovery, Inc. (a)	39,652	1,077,741
Ingersoll Rand, Inc.	150,240	10,458,206
Parker Hannifin Corp.	15,913	6,634,130
Westinghouse Air Brake Tech Co.	24,451	2,751,227
		20,921,304
Passenger Airlines - 0.5%
Ryanair Holdings PLC sponsored ADR (a)	46,798	4,644,702
Professional Services - 2.9%
Equifax, Inc.	65,184	13,473,533
KBR, Inc.	189,013	11,628,080
TransUnion Holding Co., Inc.	58,655	4,763,959
		29,865,572
Trading Companies & Distributors - 0.9%
Ferguson PLC	54,410	8,853,620
TOTAL INDUSTRIALS		134,413,217
INFORMATION TECHNOLOGY - 37.8%
Electronic Equipment, Instruments & Components - 1.4%
Flex Ltd. (a)	321,684	8,875,262
Jabil, Inc.	48,215	5,516,760
		14,392,022
IT Services - 2.1%
Gartner, Inc. (a)	8,767	3,065,645
MongoDB, Inc. Class A (a)	28,491	10,863,618
Shopify, Inc. Class A (a)	62,445	4,151,968
Snowflake, Inc. (a)	17,100	2,682,135
		20,763,366
Semiconductors & Semiconductor Equipment - 14.3%
Aixtron AG	96,264	3,663,874
Allegro MicroSystems LLC (a)	33,037	1,263,665
ASML Holding NV (depository receipt)	7,334	4,844,327
BE Semiconductor Industries NV	51,576	5,933,795
eMemory Technology, Inc.	4,207	239,642
KLA Corp.	11,896	5,970,246
Marvell Technology, Inc.	39,622	2,307,982
Monolithic Power Systems, Inc.	6,096	3,177,296
NVIDIA Corp.	167,652	82,744,645
NXP Semiconductors NV	42,881	8,821,479
Silicon Laboratories, Inc. (a)	1,800	242,748
SiTime Corp. (a)	38,543	5,114,271
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	161,496	15,111,181
Universal Display Corp.	35,155	5,714,797
		145,149,948
Software - 15.6%
ASAPP, Inc. warrants 8/28/28 (a)(b)(c)	294,232	720,868
Confluent, Inc. (a)(e)	163,408	5,407,171
HubSpot, Inc. (a)	14,060	7,684,071
Manhattan Associates, Inc. (a)	33,524	6,792,633
Microsoft Corp.	349,144	114,435,432
NICE Ltd. sponsored ADR (a)	16,944	3,300,691
Oracle Corp.	134,108	16,145,262
ServiceNow, Inc. (a)	5,823	3,428,757
Volue A/S (a)	181,855	390,849
		158,305,734
Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	238,804	44,864,107
TOTAL INFORMATION TECHNOLOGY		383,475,177
MATERIALS - 0.0%
Chemicals - 0.0%
Aspen Aerogels, Inc. (a)(e)	73,902	450,063
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Partners LP	10,225	259,920
TOTAL COMMON STOCKS (Cost $581,809,007)		1,010,921,298

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(c)	26,300	109,671
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc.:
Series C (a)(b)(c)	90,925	222,766
Series D (b)(c)	512,827	1,256,426
		1,479,192
MATERIALS - 0.2%
Metals & Mining - 0.2%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(c)	21,131	509,257
Series C3 (a)(b)(c)	26,414	636,577
Series C4 (a)(b)(c)	6,345	152,915
Series C5 (a)(b)(c)	13,150	316,915
		1,615,664
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,807,646)		3,204,527

Convertible Bonds - 0.0%
	Principal Amount (f)	Value ($)
MATERIALS - 0.0%
Metals & Mining - 0.0%
Illuminated Holdings, Inc. 0% (b)(c)(g) (Cost $248,100)	248,100	248,100

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund 5.44% (h)(i) (Cost $6,479,390)	6,478,742	6,479,390

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $593,344,143)	1,020,853,315
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(6,527,601)
NET ASSETS - 100.0%	1,014,325,714

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,978,633 or 0.6% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,765,564 or 0.6% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ASAPP, Inc. warrants 8/28/28	8/29/23	0

ASAPP, Inc. Series C	4/30/21	599,841

ASAPP, Inc. Series D	8/29/23	1,980,281

ElevateBio LLC Series C	3/09/21	110,329

Epic Games, Inc.	3/29/21	712,425

Evolent Health, Inc.	3/28/23	1,560,200

Illuminated Holdings, Inc. Series C2	7/07/20	528,275

Illuminated Holdings, Inc. Series C3	7/07/20	792,420

Illuminated Holdings, Inc. Series C4	1/08/21	228,420

Illuminated Holdings, Inc. Series C5	6/16/21	568,080

Illuminated Holdings, Inc. 0%	6/14/23	248,100

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	8,265,413	229,539,027	237,804,440	271,499	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	7,581,305	92,772,691	93,874,606	119,119	-	-	6,479,390	0.0%
Total	15,846,718	322,311,718	331,679,046	390,618	-	-	6,479,390

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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